SUPPLEMENT dated August 1, 2006

                              To the PROSPECTUS of

            Mellon Institutional Group of Global Fixed Income Funds:
                 Standish Mellon International Fixed Income Fund
               Standish Mellon International Fixed Income Fund II
                    Standish Mellon Global Fixed Income Fund
                   Standish Mellon Emerging Markets Debt Fund
       (formerly Standish Mellon Opportunistic Emerging Markets Debt Fund)

                               Dated: May 1, 2006

--------------------------------------------------------------------------------

In response to total redemption requests submitted by the remaining shareholders of the Standish Mellon Emerging Markets Debt Fund, the Fund began the process of dissolving and winding up its business. On July 14, 2006 the Emerging Markets Debt Fund sent a liquidating distribution to its remaining shareholders in cash equal to the shareholders' proportionate interest in the net assets of the Fund. As of such date, the Fund was dissolved in accordance with the Fund's Declaration of Trust and is no longer available for investment.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE

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                         SUPPLEMENT dated August 1, 2006

                  To the STATEMENT OF ADDITIONAL INFORMATION of

             Mellon Institutional Group of Global Fixed Income Funds
                 Standish Mellon International Fixed Income Fund
               Standish Mellon International Fixed Income Fund II
                    Standish Mellon Global Fixed Income Fund
                   Standish Mellon Emerging Markets Debt Fund
       (formerly Standish Mellon Opportunistic Emerging Markets Debt Fund)

                               Dated: May 1, 2006

--------------------------------------------------------------------------------

In response to total redemption requests submitted by the remaining shareholders of the Standish Mellon Emerging Markets Debt Fund, the Fund began the process of dissolving and winding up its business. On July 14, 2006 the Emerging Markets Debt Fund sent a liquidating distribution to its remaining shareholders in cash equal to the shareholders' proportionate interest in the net assets of the Fund. As of such date, the Fund was dissolved in accordance with the Fund's Declaration of Trust and is no longer available for investment.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE